Expense Example {- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend Income Fund - Fidelity Advisor Freedom Blend Income Fund- Class Z6
Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268